PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivables	¥ 27,311	¥ 35,918
Advances to suppliers	7,956	9,267
Value-added input tax to be deducted	25,355	19,137
Prepaid income tax	4,017	5,109
Prepaid expenses and other current assets	¥ 64,639	¥ 69,431